Details to the consolidated statements of cash flows (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of details to the consolidated statements of cash flows [abstract]
Adjustments for non-cash items from continuing operations [table text block]
(USD millions)	Q2 2023	Q2 2022

Depreciation, amortization and impairments on:
Property, plant and equipment	262	507

Right-of-use assets	77	76

Intangible assets	1 486	1 219

Financial assets [1]	28	97

Change in provisions and other non-current liabilities	73	547

Losses/(gains) on disposal and other adjustments on property, plant and equipment; intangible assets; financial assets; and other non-current assets, net	85	-114

Equity-settled compensation expense	233	204

Loss from associated companies	2

Income taxes	452	347

Net financial expense	149	186

Other	36	-8

Total	2 883	3 061

[1] Includes fair value changes
(USD millions)	H1 2023	H1 2022

Depreciation, amortization and impairments on:
Property, plant and equipment	565	821

Right-of-use assets	151	154

Intangible assets	3 105	2 232

Financial assets [1]	75	199

Change in provisions and other non-current liabilities	585	635

Gains on disposal and other adjustments on property, plant and equipment; intangible assets; financial assets; and other non-current assets, net	-217	-192

Equity-settled compensation expense	432	407

Loss from associated companies	3	2

Income taxes	898	797

Net financial expense	264	367

Other	29	-8

Total	5 890	5 414

[1] Includes fair value changes
In the second quarter of 2023, there were no additions to intangible assets (Q2 2022: nil; other than through business combinations) with deferred payments. In the second quarter of 2023, there were USD 74 million (Q2 2022: USD 79 million) additions to right-of-use assets recognized.
In the first half of 2023, there were no additions to intangible assets with deferred payments. In the first half of 2022, other than through business combinations, there were USD 0.3 billion additions to intangible assets with deferred payments. In the first half of 2023, there were USD 225 million (H1 2022: USD 122 million) additions to right-of-use assets recognized.

Cash flows from changes in working capital and other operating items included in operating cash flow [table text block]
(USD millions)	Q2 2023	Q2 2022	H1 2023	H1 2022

Increase in inventories	-376	-194	-996	-619

Increase in trade receivables	-425	-413	-1 275	-909

Increase/(decrease) in trade payables	127	11	214	-132

Change in other current and non-current assets	-111	70	-288	-293

Change in other current liabilities	623	472	679	-112

Total	-162	-54	-1 666	-2 065

Cash flows arising from acquisitions and divestments of businesses [table text block]
(USD millions)	Q2 2023	Q2 2022	H1 2023	H1 2022

Net assets recognized as a result of acquisitions of businesses	0	-107	0	-1 086

Fair value of previously held equity interests		24		24

Contingent consideration payable, net		31	-26	212

Payments (incl. prepayments), deferred consideration and other adjustments, net	-100	12	-100	-13

Cash flows used for acquisitions of businesses	-100	-40	-126	-863

Cash flows from/(used for) divestments of businesses, net [1]	16	-19	3	-17

Cash flows used for acquisitions and divestments of businesses, net	-84	-59	-123	-880

[1] In the first half of 2023, USD 3 million (Q2 2023: USD 16 million) represented the net cash inflows from divestments in prior years.
     In the first half of 2022, USD 17 million (Q2 2022: USD 19 million) net cash outflows from divestments of businesses included USD 20 million (Q2 2022: USD 20 million) reduction to cash and cash equivalents due to the derecognized cash and cash equivalents following a loss of control of a company upon expiry of an option to purchase the company, partly offset by net cash inflows of USD 3 million (Q2 2022: USD 1 million) from business divestments in the 2022 periods and in prior years.

     In the first half of 2022, the net identifiable assets of divested businesses amounted to USD 140 million (Q2 2022: USD 106 million), comprised of non-current assets of USD 118 million (Q2 2022: USD 113 million), current assets of USD 65 million (Q2 2022: USD 36 million), including USD 29 million (Q2 2022: USD 20 million) cash and cash equivalents and of non-current and current liabilities of USD 43 million (Q2 2022: USD 43 million). The deferred sale price receivable and other adjustments amounted to USD 25 million (Q2 2022: nil).